Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 28,928	$ 23,390	$ 18,676	$ 27,002	$ 23,163	$ 17,105	$ 12,653	$ 13,287	$ 10,804	$ 10,562	$ 10,000
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 28,214	22,870	18,307	26,536	22,823	16,896	12,531	13,187	10,750	10,536	10,000
Columbia Variable Portfolio – Select Mid Cap Growth Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 28,565	23,124	18,487	26,762	22,990	16,995	12,591	13,233	10,777	10,549	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803	$ 24,408	$ 19,392	$ 26,463	$ 23,475	$ 17,314	$ 12,780	$ 13,418	$ 10,711	$ 9,980	$ 10,000